UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02328

First Financial Fund Inc.
(Exact name of registrant as specified in charter)

Fund Administrative Services 1680 38th Street, Suite 800 Boulder, CO			80301
(Address of principal executive offices)			(Zip code)

Fund Administrative Services 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31, 2005

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Letter from the Adviser  May 11, 2005

Dear Shareholders:

TOTAL RETURN

Periods Ended 3/31/2005

	6 Mos	1 Yr	3 Yrs	5 Yrs	10 Yrs
First Financial Fund's NAV	6.5%	13.5%	25.3%	31.8%	31.8%
S&P 500	6.9	6.7	2.7	-3.2	-3.2
NASDAQ Composite*	5.7	0.8	3.0	-15.1	-15.1
NASDAQ Banks*	-0.3	0.6	8.3	14.2	14.2
SNL All Daily*	1.4	-4.3	14.6	22.7	22.7
SNL MBS REITS*	-2.5	-5.7	25.1	30.3	30.3

Sources: Lipper Analytical Services, Inc. and Wellington Management Company, LLP

* Principal Only

Periods greater than one year are annualized

The First Financial Fund ("the Fund") returned 13.5% for the one year period ending March 31, 2005. This was a challenging period for financial stocks in general and those more interest sensitive in particular. Indeed, a number of our financial stock benchmarks fell for the period. While we are pleased with the return, we do not manage for short-term results. Additionally, we foresee a difficult period for financial stocks.

The economy and the Fed continued in line with the previous six months. Strong profit growth, more grudging job creation and widening twin deficits characterized the former, while the latter, the Fed, showed no sign of easing the brakes. Short-term rates marched steadily upwards though the 10-year treasury stayed mired in a 4.0 to 4.5% range. While inflation is picking up, the long-term bond market appears skeptical that it will accelerate in an out-of-control fashion. The Chinese, Indian and most emerging country economies are more robust than the U.S., while Europe and especially Japan seem more tepid. For our part, we see a domestic economy built on the backs of highly leveraged consumers and therefore worry about the impact of higher interest rates. The next few quarters of economic results should reveal just how much stamina the U.S. consumer possesses.

Merger activity has slowed. This and the flatter yield curve have hobbled the performance of most small and mid-cap bank stocks. Also hurting have been a resurgence of competitiveness in deposit pricing and an attenuation of profitability in retail branch banking. The surge in use of internet banking and the debit card as well as the ubiquity of "totally-free checking" have enabled households to navigate around many of the nagging bank fees they paid in the past.

Among the outperformers this period included banks who benefited from higher short-term interest rates such as First Regional Bancorp, Taylor Capital and Canadian Western. Other winners were Arbor Realty, a well-managed commercial mortgage REIT, Resource America, an asset manager with an extraordinarily successful energy subsidiary, and Mortgage IT Holdings, a residential mortgage REIT. Mortgage IT bucked a difficult interest rate environment with surprisingly strong volumes and a culture that has attracted and retained some outstanding management. There were relatively few performance detractors for the period. The largest was FirstFed America Bancorp which was an underperforming thrift that has yet to turnaround. In general, the thrifts were more lackluster than the banks.

Looking ahead, we continue to harbor a number of concerns. Further flattening of the yield curve pressures the spreads of most financial intermediaries but most especially the mortgage REIT's and thrifts. Price competition has intensified in many areas including loan and insurance underwriting. Risk taking has paid off handsomely thus encouraging more capital chasing fewer attractive opportunities. The geometric growth in both the asset-backed market and derivatives has further expanded the flow of capital into risk assets. Like the yield curve, the credit curve has flattened. We see price competition intensifying until either a financial accident occurs or we experience the dark side of a credit cycle. Neither possibility is good for financial stocks.

We remain cautiously pessimistic. We remain focused on managements and balance sheets that can weather a storm. Where appropriate, we will diversify our risks both geographically, including investments outside of the U.S., and functionally, looking for financial companies outside of the bank and thrift industry. We want to invest your money where returns in financial services are the most promising.

We appreciate your support of the Fund.

Nicholas C. Adams

2

Portfolio of Investments as of March 31, 2005

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS-93.7%
DOMESTIC COMMON STOCKS-83.3%
Banks & Thrifts-41.3%
72,600	Alliance Bankshares Corporation†	$1,118,040
66,000	American Pacific Bank, Class B†	777,480
468,000	AmeriServ Financial, Inc.†	2,625,480
32,700	Bancorp Rhode Island, Inc.	1,222,980
251,735	Bancorp, Inc.†	3,524,290
40,500	Bank of Oak Ridge†	432,499
37,800	CalNet Business Bank†(a)	814,779
34,100	Capital Corporation of the West	1,584,968
50,400	Cardinal Financial Corporation†	463,680
85,000	Cardinal State Bank†	1,105,850
38,500	Carolina Trust Bank†	481,250
282,010	CCF Holding Company(b)	5,324,349
92,700	City National Corporation	6,472,314
62,000	Coast Financial Holdings, Inc.†	1,147,000
8,400	Coastal Banking Company, Inc.†	157,920
4,700	Community Bancorp†	118,393
60,000	Community Bank (a)(c)	3,111,000
66,000	Community Bank of Orange, N.A. (a)(c)	311,850
89,200	Community Capital Bancshares, Inc.	1,048,100
31,300	Cornerstone Bancorp, Inc.	1,001,600
9,100	Crescent Banking Company	230,321
75,080	Dearborn Bancorp, Inc.†	1,989,620
71,468	F.N.B. Corporation	1,430,075
100,000	Federal City National Bank (a)(c)	1,000,000
9,000	Fidelity Southern Corporation	151,200
49,199	First Citizens BancShares, Inc., Class A	7,201,750
13,011	First Indiana Corporation	314,866
135,163	First Regional Bancorp†(b)	8,513,917
311,475	First Republic Bank	10,082,446
66,726	First Southern Bancorp (a)(d)	1,634,787
52,600	Foothill Independent Bancorp	1,326,046
144,600	Gateway Financial Holdings	2,595,570
64,800	Greenville First Bancshares, Inc.†	1,328,400
15,000	Heartland Financial USA, Inc.	297,900
1,700	Heritage Oaks Bancorp†	35,020
160,700	Hibernia Corporation, Class A	5,144,007
84,700	IBERIABANK Corporation	4,765,222
48,700	LSB Bancshares, Inc.	832,721
219,600	MetroCorp Bancshares, Inc.	4,945,392
336,000	North Valley Bancorp	6,367,200
57,000	Northrim Bancorp, Inc.	1,425,000
44,800	Parkway Bank†	604,800
128,500	Pennsylvania Commerce Bancorp†	3,855,000
2,000	Pointe Financial Corporation	78,980
54,000	Preferred Bank Los Angeles	2,154,600
97,383	Republic First Bancorp, Inc.†	1,400,368
102,800	Rome Bancorp, Inc.	1,033,140
5,399	SCBT Financial Corporation	162,132
224,500	Signature Bank†	5,951,495
246,100	SNB Bancshares, Inc.†	2,783,391
106,300	Southern Connecticut Bancorp, Inc.†	908,865
229,800	Southwest Bancorp of Texas, Inc.	4,216,830
10,200	Southwest Bancorp, Inc.	188,190

Shares	Description	Value (Note 1)
Banks & Thrifts - continued
29,500	SuffolkFirst Bank†	$295,000
280,870	Sun Bancorp, Inc.†	6,427,710
311,642	Taylor Capital Group, Inc.	10,175,111
21,100	Team Financial, Inc.	295,611
61,200	Texas United Bancshares, Inc.	1,101,600
18,400	The Bank Holdings, Inc.†	322,920
41,200	The South Financial Group, Inc.	1,258,248
39,900	TIB Financial Corporation	1,117,200
71,900	Tidelands Bancshares, Inc. (a)(c)	672,265
130,000	Transatlantic Bank (a)(c)	1,615,900
10,600	TriCo Bancshares	222,070
114,000	UMB Financial Corporation	6,488,880
169,500	UnionBanCal Corporation	10,381,875
15,500	UnionBancorp, Inc.	325,500
31,700	Valley Commerce Bancorp†	535,730
153,560	Wainwright Bank & Trust Company	1,850,398
42,000	Webster Financial Corporation	1,907,220
38,587	Westbank Corporation	657,908
36,700	Yardville National Bnacorp	1,197,154
		164,641,373
Savings & Loans-24.5%
116,000	Abington Community Bancorp, Inc.†	1,495,240
168,300	Atlantic Coast Federal†	2,097,018
129,280	Broadway Financial Corporation (b)	1,422,080
41,300	Carver Bancorp, Inc.	772,310
324,800	CFS Bancorp, Inc.	4,446,512
24,400	Charter Financial Corporation	814,228
238,500	Citizens First Bancorp, Inc.	5,328,090
106,500	Downey Financial Corporation	6,552,945
32,500	Fidelity Federal Bancorp†	503,750
1,740	First Community Bank Corporation of America†	41,951
39,200	First Defiance Financial Corporation	1,019,200
79,638	First Federal Bancshares, Inc. (b)	1,958,378
63,600	First Place Financial Corporation	1,163,880
252,000	FirstFed Bancorp, Inc. (b)	2,079,000
43,400	Georgetown Bancorp, Inc.†	416,640
3,300	HF Financial Corportaion	68,475
90,000	HMN Financial, Inc.	2,790,000
128,000	Home Federal Bancorp, Inc.†	1,555,200
46,900	Jefferson Bancshares, Inc.	579,215
100,000	K-Fed Bancorp	1,263,000
54,612	LSB Corporation	968,817
310,300	MidCountry Financial Corporation (a)(c)	4,654,500
116,500	Northeast Pennsylvania Financial Corporation	2,656,200
82,300	Northwest Bancorp, Inc.	1,762,043
261,000	Ocean Shore Holding Company†	2,779,650
163,300	Pacific Premier Bancorp, Inc.†	1,796,300
94,800	Parkvale Financial Corporation	2,635,440
73,950	People's Bank	3,028,252
253,700	People's Choice Financial Corporation (c)(d)	2,537,000

See accompanying notes to financial statements. 3

Portfolio of Investments as of March 31, 2005

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
Savings & Loans - continued
165,930	Perpetual Federal Savings Bank (b)	$4,753,895
17,500	Privee LLC (a)(c)	2,362,500
322,200	Provident Bancorp, Inc.	3,943,728
456,525	Provident Financial Holdings, Inc. (b)	13,577,054
40,650	Redwood Financial, Inc.†(b)	843,488
90,000	River Valley Bancorp (b)	1,890,000
20,300	Riverview Bancorp, Inc.	431,375
289,600	SI Financial Group, Inc.†	3,142,160
100,000	Sterling Eagle (a)(b)(c)	814,000
110,500	Third Century Bancorp (b)	1,518,270
150,100	Woronoco Bancorp, Inc.	5,148,430
		97,610,214
Mortgages & REITS-8.6%
565,900	Aames Investment Corporation; REIT	4,640,380
362,000	Arbor Realty Trust, Inc.; REIT	8,959,500
424,000	Bimini Mortgage Management, Inc.; REIT (c)	5,872,400
329,600	Diamondrock Hospitality Company; REIT†(c)(d)	3,510,240
419,500	Medical Properties Trust, Inc.; REIT (d)	4,299,875
354,700	MortgageIT Holdings, Inc.; REIT	5,657,465
155,504	Newcastle Investment Holdings Corporation; REIT†(a)(d)	1,282,908
		34,222,768
Diversified Financials Services-5.0%
53,845	Bay View Capital Corporation (b)	862,058
485,800	Centennial Bank Holdings, Inc. (a)(c)(d)	5,100,900
136,300	Citigroup, Inc.	6,125,322
25,000	CMET Financial Holdings, Inc. (a)(d)	1,750,000
60,000	Independence Financial (a)(c)	480,000
93,615	Mackinac Financial Corp. (a)(c)	1,519,091
265,000	Resource Capital Corporation (a)(d)	3,975,000
		19,812,371
Insurance-2.3%
114,700	Bristol West Holdings, Inc.	1,777,850
163,700	Mercer Insurance Group, Inc.†	2,109,929
184,400	Ohio Casualty Corporation†	4,237,512
85,900	Seabright Insurance Holdings†	888,206
		9,013,497
Other-1.6%
600,000	Centennial C Corporation (a)(c)	6,300,000
	Total Domestic Common Stocks (cost $248,415,364)	331,600,223

Shares	Description	Value (Note 1)
FOREIGN COMMON STOCKS-10.3%
Bermuda-6.7%
141,900	Aspen Insurance Holdings, Ltd.	$3,577,299
221,150	Axis Capital Holdings Ltd.	5,979,896
38,100	Everest Re Group, Ltd.	3,242,691
77,000	IPC Holdings Ltd.	3,024,560
17,900	White Mountains Insurance Group, Ltd.	10,892,150
		26,716,596
Canada-3.1%
507,574	Canadian Western Bank	10,740,087
204,800	Sunrise Senior Living, Inc.; REIT (d)	1,811,266
		12,551,353
Switzerland-0.5%
25,700	UBS AG	2,169,080
	Total Foreign Common Stocks (cost $30,951,413)	41,437,029
WARRANTS-0.1%
195,000	Dime Bancorp, Inc., Warrant, Expires 11/22/05†	23,400
3,680	The Bank Holdings, Inc., Warrant, Expires 5/21/06†	29,440
1	Citigroup, Inc. Litigation Tracking, Warrant, Expires 12/31/50†	2
63,355	Punjab National, Warrant, Expires 1/19/09†	569,561
	Total Warrants (cost $567,490)	622,403
	Total Long Term Investments (cost $279,934,267)	373,659,655

See accompanying notes to financial statements. 4

Portfolio of Investments as of March 31, 2005

FIRST FINANCIAL FUND, INC.

Par Value	Description	Value (Note 1)
SHORT TERM INVESTMENTS-3.5%
Repurchase Agreement-3.5%
$14,000,000	Agreement with Deutsche Tri-Party, 2.85%, dated 3/31/05, to be repurchased at $14,001,108 on 4/1/05, collateralized by U.S. Government Agency Securities with a market value of $14,280,000, rates of 5.50%, and maturities from 11/01/17-11/01/34	$14,000,000
	(Cost $14,000,000)
Total Investments-97.2%
	(cost $293,934,267)	387,659,655
	Other Assets and Liabilities-2.8%	10,971,901
	Net Assets-100%	$398,631,556

†  Non-income producing security.

(a)  Indicates a fair valued security. Total market value for fair valued securities is $37,399,480 representing 9.38% of the total net assets.

(b)  Affiliated Company. See Note 9 to Financial Statements.

(c)  Private Placement restricted as to resale and does not have a readily available market.

(d)  Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.

Investments as a % of Net Assets (Unaudited)

See accompanying notes to financial statements. 5

Statement of Assets and Liabilities  FIRST FINANCIAL FUND, INC.

Assets:	March 31, 2005
Investments:
Investments, at value of Unaffiliated Securities (Cost,$282,083,458) (Note 1)	$352,617,083
Investments, at value of Affiliated Securities (Cost,$11,850,809) (Note 1 and Note 9)	35,042,572
Total Investments, at value.	387,659,655
Cash	39,411
Receivable for investments sold	12,741,965
Dividends and interest receivable	622,219
Prepaid expenses and other assets	200,735
Total Assets	401,263,985
Liabilities:
Payable for investments purchased	$1,706,727
Investment advisory fees payable (Note 2)	643,247
Administration, co-administration and custodian fees payable (Note 2)	141,803
Legal and Audit fees payable	73,208
Directors' fees and expenses payable (Note 2)	11,582
Accrued expenses and other payables	55,862
Total Liabilities	2,632,429
Net assets	$398,631,556
Net assets consist of:
Undistributed net investment income	$1,314,438
Accumulated net realized gain on investments sold	48,811,051
Unrealized appreciation of investments	93,725,266
Par value of Common Stock (Note 4)	23,062
Paid-in Capitial in excess of par value of Common Stock	254,757,739
Total Net Assets	$398,631,556
Net Asset Value, $398,631,556 ÷ 23,062,972 shares outstanding	$17.28

See accompanying notes to financial statements. 6

FIRST FINANCIAL FUND, INC.

Statement of Operations

Net Investment Income:	For the Year Ended March 31, 2005
Dividends from unaffiliated securities (net of foreign withholding taxes of $24,567)	$10,698,823
Dividends from affiliated securities	1,905,272
Interest	640,359
Total Investment Income	13,244,454
Expenses:
Investment advisory fee (Note 2)	2,819,496
Administration, co-administration and custodian fees (Note 2)	1,024,389
Legal and Audit fees	200,779
Directors fees and expenses (Note 2)	138,770
Insurance Expenses	130,540
Printing fees	107,110
Other	114,199
Operating Expenses	4,535,283
Interest on outstanding loan payable (Note 7)	144,883
Total expenses	4,680,166
Net Investment Income	8,564,288
Realized and Unrealized Gain on Investments:
Net realized gain on:
Securities	107,233,204
Foreign currency related transactions	8,210
Net change in unrealized appreciation of:
Securities	(44,768,748)
Foreign currency related transactions	(255)
Net Realized and Unrealized Gain On Investments	62,472,411
Net Increase in Net Assets Resulting from Operations	$71,036,699

FIRST FINANCIAL FUND, INC.

Statement of Changes in Net Assets

Increase/(Decrease) in	Year Ended March 31,
Net Assets	2005	2004
Operations:
Net investment income	$8,564,288	$3,445,185
Net realized gain on investments sold during the year	107,241,414	90,698,236
Net change in unrealized appreciation of investments during the year	(44,769,003)	79,698,046
Net increase in net assets resulting from operations	71,036,699	173,841,467
Distributions
Dividends paid from net investment income	(8,660,724)	(3,576,093)
Distributions paid from net realized capital gains to shareholders	(107,575,314)	(59,098,053)
Net asset value of shares issued in connection with the reinvestment of dividends from net investment income and distributions from net realized gains (271,590 shares issued)	5,257,982	-
Cost of Fund shares reacquired	-	(11,983,796)
Net increase/(decrease) in net assets for the year	(39,941,357)	99,183,525
Net Assets:
Beginning of year	438,572,913	339,389,388
End of year (including undistributed net investment income of $1,314,438 and $1,402,664, respectively)	$398,631,556	$438,572,913

See accompanying notes to financial statements. 7

Financial Highlights  FIRST FINANCIAL FUND, INC.

	Year Ended March 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$19.24	$14.40	$15.46	$12.86	$8.72
Net investment income	0.38	0.15	0.16	0.19	0.14
Net realized and unrealized gain on investments	2.74	7.36	1.72	3.99	4.09
Total from investment operations	3.12	7.51	1.88	4.18	4.23

Distributions:

Dividends paid from from net investment income to shareholders	(0.38)	(0.16)	(0.17)	(0.20)	(0.10)
Distributions paid from net realized capital gains	(4.72)	(2.59)	(2.80)	(1.46)	-
Total distributions	(5.10)	(2.75)	(2.97)	(1.66)	(0.10)
Accretive Impact of Capital Share Transactions	0.02	-	-	-	-
Net Increase resulting from Fund share repurchase	-	0.08	0.03	0.08	0.01
Net asset value, end of year (a)	$17.28	$19.24	$14.40	$15.46	$12.86
Market price per share, end of year (a)	$18.02	$18.30	$13.97	$15.75	$11.29
Total investment return based on market value (b)	24.41%	51.96%	8.24%	35.20%	49.40%

RATIOS AND SUPPLEMENTAL DATA:

Ratio of operating expense to average net assets	1.03%	1.09%	1.27%	0.97%	1.09%
Ratio of operating expenses including interest expense to average net assets	1.06%	1.10%	1.29%	1.00%	2.12%
Ratio of net investment income to average net assets	1.94%	0.86%	0.99%	1.32%	1.33%
Portfolio Turnover Rate	79%	87%	74%	114%	85%
Net assets, end of the year (in 000's)	$398,632	$438,573	$339,389	$365,207	$315,392
Number of shares outstanding at the end of year (in 000's)	23,063	22,791	23,576	23,622	24,525

(a) NAV and Market Value are published in The Wall Street Journal each Monday.

(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

See accompanying notes to financial statements. 8

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

First Financial Fund, Inc. (the "Fund") was incorporated in Maryland on March 3, 1986, as a closed-end, diversified management investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing, under normal conditions, at least 65% of its assets in financial services companies, including savings and banking institutions and their holding companies, except for temporary or defensive purposes.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities Valuation: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value ("Fair Value Securities"), are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency: The books and records of the Fund are maintained in US dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

9

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

Dividend income from investments in real estate investment trusts ("REITs") is recorded at management's estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Federal Income Taxes: The Fund intends to qualify as a registered investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, and (2) the attribution of expenses against certain components of taxable investment income. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years.

Dividends and Distributions to Shareholders: The Fund expects to declare and pay dividends from net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences related to income and gains are reclassified to paid-in-capital when they arise.

Note 2. Agreements

Wellington Management Company, LLP serves as the Investment Adviser (the "Investment Adviser") and makes investment decisions on behalf of the Fund. The Fund pays a quarterly fee at the following annualized rates: 0.75% of the Fund's average month-end net assets up to and including $50 million, and 0.625% of such assets in excess of $50 million.

Fund Administrative Services, LLC ("FAS"), serves as the Fund's Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund which include: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses, and other administrative tasks. As of February 1, 2005, under the Administration Agreement, the Fund pays FAS a monthly fee, calculated at an annual rate of 0.20% of the value of the Fund's average monthly net assets up to $250 million; 0.18% of the Fund's average monthly net assets on the next $150 million; and 0.15% of the value of the Fund's average monthly net assets over $400 million. Prior to February 1, 2005, the fee was calculated at an annual rate of 0.15% of the value of the Fund's average monthly net assets. The equity owners of FAS are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC") and the Lola Brown Trust No. 1B (the "Lola Trust"). The Lola Trust is a shareholder of the Fund and the Lola Trust and EALLC are considered to be "affiliated persons" of the Fund as that term is defined in the 1940 Act.

The Fund pays each Director who is not a director, officer or employee of the Adviser or FAS a fee of $8,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. The Fund will also reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

Effective October 1, 2004, Investors Bank & Trust Company ("Investors Bank") began serving as the Fund's Co-Administrator and Custodian. As compensation for its services, Investors Bank receives certain out-of-pocket expenses, transaction fees and asset-based fees, which are accrued daily and paid monthly. Prior to October 1, 2004, PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as the Fund's Co-Administrator and PFPC Trust Company, also an indirect subsidiary of The PNC Financial Services Group Inc., served as the Fund's custodian.

10

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

EquiServe Trust Company, N.A. ("EquiServe") serves as the Fund's Common Stock servicing agent ("Transfer Agent"), dividend-paying agent and registrar, and as compensation for EquiServe's services as such, the Fund pays EquiServe a monthly fee plus certain out-of-pocket expenses.

Note 3. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities for the year ended March 31, 2005 excluding short-term investments, aggregated $328,971,625 and $453,490,625, respectively.

On March 31, 2005, based on cost of $294,361,124 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $99,461,748 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(6,163,217).

Note 4. Capital

At March 31, 2005, 50,000,000 of $0.001 par value Common Stock were authorized and 23,062,972 shares were issued and outstanding.

Note 5. Share Repurchase Program

In accordance with Section 23 (c) of the Investment Company Act of 1940, as amended, the Fund may, from time to time, repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the year ended March 31, 2005, the Fund did not repurchase any of its own shares. For the year ended March 31, 2004, the Fund repurchased 784,800 of its own shares at a weighted average discount of 15.0% with a value of $11,983,796.

Note 6. Significant Shareholders

On March 31, 2005, the Lola Trust and other entities affiliated with Stewart R. Horejsi and the Horejsi family owned 9,074,800 shares of Common Stock of the Fund, representing 39.35% of the total Fund shares outstanding.

Note 7. Borrowings

An agreement (the "Agreement") between the Fund and the Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $50,000,000 or the maximum the Fund is permitted to borrow under the Investment Company Act of 1940, as amended. For the fiscal year ended March 31, 2005, the Fund had an outstanding loan for 50 days, with an average balance of $30,000,000, at an average rate of 3.48% and incurred $144,883 of interest expense.

Note 8. Distributions and Tax Information

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis is as follows:

Year Ended March 2005	Year Ended March 2004

Distributions paid from:

Ordinary Income	$27,121,742	$24,498,582
Long-term capital gain	89,114,296	38,175,564
	$116,236,038	$62,674,146

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,727,455
Undistributed long-term gain	37,820,242
Unrealized Appreciation	93,298,531
$143,846,228

Net investment income and realized gain and loss for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book differences. These differences are primarily related to wash sales (temporary), nontaxable distributions received from REITs (temporary), and foreign exchange gain/loss reclasses (permanent) only. Permanent book and tax basis difference of $8,209 and $(8,209) exist, at March 31, 2005 among undistributed net investment income and accumulated net realized loss on investments, respectively, for First Financial Fund, Inc.

11

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

Note 9. Transactions With Affiliated Companies

Transactions during the year with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Purchase Cost	Sales Cost	Dividend Income	Market Value
Arbor Realty Trust Inc.	77,000	-	-	248,903	481,250	-
Bay View Capital Coporation(a)	538,450	53,845	-	-	390,376	862,058
Broadway Financial Corporation	129,280	129,280	-	-	25,856	1,422,080
CCF Holding Company(b)	188,007	282,010	-	-	62,043	5,324,349
Federal City National Bank	-	100,000	1,000,000	-	0	1,000,000
First Federal BancShares, Inc.	169,600	79,638	853,046	1,549,710	32,372	1,958,378
First Regional Bancorp	3,200,000	-	-	3,200,000	0	-
FirstFed Bancorp, Inc.	252,000	252,000	-	-	88,200	2,079,000
Perpetual Federal Savings Bank	165,930	165,930	-	-	282,081	4,753,895
Provident Financial Holdings, Inc.	456,525	456,525	-	-	219,132	13,577,054
Redwood Financial, Inc.	40,650	40,650	-	-	0	843,488
River Valley Bancorp	90,000	90,000	-	-	66,600	1,890,000
St. Landry Financial Corp.	32,500	-	-	471,413	0	-
Sterling Eagle	100,000	100,000	-	-	0	814,000
Taylor Capital Trust 1, 9.75%	161,940	-	-	4,048,500	244,102	-
Third Century Bancorp	-	110,500	1,261,446	-	13,260	1,518,270

(a) 1:10 stock split

(b) 3:2 stock split

12

Report of Independent Registered Public Accounting Firm  FIRST FINANCIAL FUND, INC.

Board of Directors and Shareholders
First Financial Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Financial Fund, Inc., as of March 31, 2005, and the related statement of operations for the year then ended and the statements of changes in net assets, and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended March 31, 2003 were audited by other auditors whose report dated March 28, 2003 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Financial Fund, Inc. as of March 31, 2005, the results of its operations, changes in its net assets, and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 27, 2005

13

Additional Information (Unaudited)  FIRST FINANCIAL FUND, INC.

Change of Director

At a regularly scheduled meeting of the Board of Directors held on October 15, 2004, the Board accepted the resignation of Stephen C. Miller as a director of the Fund. The remaining directors of the Fund elected Dennis R. Causier as Mr. Miller's replacement. Mr. Miller, previously an interested director of the Fund, resigned in order to bring the Fund into compliance with the recent SEC regulations which require that 75% of the Board be non-interested directors. Mr. Miller remains President of the Fund.

Portfolio Information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) on the Fund's website located at http://www.firstfinancialfund.com; (2) on the SEC's website at http://www.sec.gov; or (3) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

Proxy Information

The policies and procedures used to determine how to vote proxies relating to portfolio securities held by the Fund are available on the Fund's website located at http://www.firstfinancialfund.com. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.sec.gov.

Senior Officer Code of Ethics

The Fund files a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Senior Officer Code of Ethics"), with the SEC as an exhibit to its annual report on Form N-CSR. The Fund's Senior Officer Code of Ethics is available on the Fund's website located at http://www.firstfinancialfund.com.

Privacy Statement

Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Directors of First Financial Fund, Inc. have established the following policy regarding information about the Fund's shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use. The Fund collects nonpublic information (e.g., your name, address, Social Security Number, Fund holdings) about shareholders from transactions in Fund shares. The Fund will not release information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: (i) we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; or (iii) we are required by law to release information to the recipient. The Fund has not and will not in the future give or sell information about its current or former shareholders to any company, individual, or group (except as permitted by law). The Fund will only use information about its shareholders as necessary to service or maintain shareholder accounts in the ordinary course of business. Internally, we also restrict access to shareholder personal data to those who have a specific need for the records. We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal data.

Tax Information

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2005, 32.48% qualify for the dividend received deduction available to shareholders.

For the fiscal year ended March 31, 2005, 27.28% of the taxable investment income qualifies for the 15% dividend tax rate.

14

Additional Information (Unaudited)  FIRST FINANCIAL FUND, INC.

Dividend Reinvestment Plan Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan ("the Plan"). Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent, unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash.

Equiserve Trust Company, N.A. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in shares valued at the market price determined as of the time of purchase (generally, following the payment date of a dividend or distribution); or if (2) the market price of shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distributions payable only in cash and the net asset value exceeds the market price of shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares on the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchase in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 Days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole shares and cash for fractional shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

15

Management of the Fund (Unaudited)  FIRST FINANCIAL FUND, INC.

Information About Directors and Officers

Set forth in the following table is information about the Directors of the Fund, together with their address, age, position with the Fund, term in office, length of time served and principal occupation during the last five years.

Name, Address*, Age	Position, Length of Term Served, and Term of Office	Principal Occupation(s) and Other Directorships Held During the Past Five Years	Number of Funds in Fund Complex Overseen by Director
Independent Directors

Richard I. Barr Age: 67	Director of the Fund since August 2001. Current term expires at the 2005 Annual Meeting.	Retired; from 1963-2001, Manager of Advantage Sales and Marketing, Inc. (food and beverage); Director, Boulder Total Return Fund, Inc., since 1999 and Chairman of the Board since 2003; Director, Boulder Growth & Income Fund, Inc., since 2002.	3

Dennis R. Causier Age: 57	Director of the Fund since October 2004. Current term expires at the 2005 Annual Meeting.	Retired; from 1966-2001, Managing Director and Chairman of P.S. Group PLC (engineering and construction); owner, Professional Yacht Management Services; Director, Boulder Growth & Income Fund, Inc. since October, 2004.	2

Dr. Dean L. Jacobson Age: 66	Director of the Fund since August 2003. Current term expires at the 2005 Annual Meeting.	Founder and President of Forensic Engineering, Inc. (engineering investigations); since 1997, Professor Emeritus at Arizona State University; prior to 1997, Professor of Engineering at Arizona State University; Director, Boulder Total Return Fund, Inc. since October, 2004.	2

Joel W. Looney Age: 43	Director and Chairman of the Board of the Fund since August 2003. Current term expires at the 2005 Annual Meeting.	Partner, Financial Management Group, LLC (investment adviser) since July 1999; CFO, Bethany College from 1995–1999; Director, Boulder Total Return Fund, Inc., since 2001; Director, Boulder Growth & Income Fund, Inc. since 2002 and Chairman of the Board.	3

Interested Directors**

Susan L. Ciciora Age: 40	Director since August 2003. Current term expires at the 2005 Annual Meeting.	Trustee of the Lola Brown Trust No. 1B and the Ernest Horejsi Trust No. 1B; Director, Boulder Growth & Income Fund, Inc. from January, 2002 to October, 2004; Director, Boulder Total Return Fund since November 2001.	2

*  Unless otherwise specified, the Directors' respective addresses are c/o First Financial Fund, Inc., 1680 38th Street, Suite 800, Boulder, Colorado 80301.

**  Ms. Ciciora is an "interested person" as a result of the extent of her beneficial ownership of Fund shares and by virtue of her indirect beneficial ownership of Fund Administrative Services, LLC.

16

Management of the Fund (Unaudited)  FIRST FINANCIAL FUND, INC.

The names of the executive officers of the Fund are listed in the table below. Each officer will hold such office until a successor has been elected by the Board of Directors of the Fund.

OFFICERS

Name, Address, Age	Position, Length of Term Served, and Term of Office	Principal Occupation(s) and Other Directorships held During the Past Five Years
Stephen C. Miller 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 52	President of the Fund since August 2003 and Director from August 2003 through October 2004. Appointed annually.	President of and General Counsel for Boulder Investment Advisers, LLC ("BIA"); Manager, Fund Administrative Services, LLC ("FAS"); Vice President of SIA; Director and President of Boulder Total Return Fund, Inc., since 1999 (resigned as Director in 2004); Director and President of Boulder Growth & Income Fund, Inc. since 2002 (resigned as Director in 2004); President and General Counsel, Horejsi, Inc. (liquidated in 1999); General Counsel, Brown Welding Supply, LLC (sold in 1999); officer of various other Horejsi Affiliates; Of Counsel, Krassa & Miller, LLC since 1991.

Carl D. Johns 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 42	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer since August 2003. Appointed annually.	Vice President and Treasurer of BIA and Assistant Manager of FAS, since April, 1999; Vice President, Chief Financial Officer and Chief Accounting Officer, Boulder Total Return Fund, Inc., since 1999; Vice President, Chief Financial Officer and Chief Accounting Officer, Boulder Growth & Income Fund, Inc., since January, 2002.

Stephanie Kelley 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 48	Secretary since August 2003. Appointed annually.	Secretary, Boulder Total Return Fund, Inc., since October, 2000; Secretary, Boulder Growth & Income Fund, Inc., since January, 2002; Assistant Secretary and Assistant Treasurer of various Horejsi Affiliates; employee of FAS since March 1999.

Nicole L. Murphey 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 28	Assistant Secretary since August 2003. Appointed annually.	Assistant Secretary, Boulder Total Return Fund, Inc. since October, 2000; Assistant Secretary Boulder Growth & Income Fund, Inc. since January, 2002; employee of FAS since July 1999.

The Fund's president has certified to the New York Stock Exchange that, as of March 31, 2005, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the Securities and Exchange Commission on Form N-CSR contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's disclosure in such reports and that are required by rule 30a-2(a) under the Investment Company Act.

17

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Directors

Richard I. Barr

Dennis R. Causier

Susan L. Ciciora

Dean L. Jacobson

Joel W. Looney

Investment Adviser

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Administrator

Fund Administrative Services, LLC

1680 38th Street, Suite 800

Boulder, CO 80301

Custodian

Investors Bank &Trust

200 Clarendon Street

Boston, MA 02116

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Independent Registered Public Accounting Firm

KPMG LLP

99 HighStreet

Boston, MA 02110-2371

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street, 25th Floor

Los Angeles, CA 90071-2228

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
1680 38th Street, Suite 800
Boulder, CO 80301

If you have questions regarding shares held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent and Shareholder Servicing Agent - EquiServe Trust Company, N.A. at

P.O. Box 43011
Providence, RI 02940-3011
(800) 451-6788

www.firstfinancialfund.com

The Fund's CUSIP number is:

320228109

The Fund now has a website. You can visit it at www.firstfinancialfund.com

A N N U A L
R E P O R T

March 31, 2005

Item 2. Code of Ethics.

(a)     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)     There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)     The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Joel W. Looney is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

(a)     Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $23,600 and $25,600 for the fiscal years ended March 31, 2004 and March 31, 2005, respectively.

(b)     Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2004 and March 31, 2005, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)     Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations were $5,600 and $6,000 for the fiscal years ended March 31, 2004 and March 31, 2005, respectively.

(d)     All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of  this Item.

(e)     (1)  The Registrant’s audit committee pre-approves all audit and non-audit serves to performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)   There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)     Not applicable.

(h)     Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

First Financial Fund, Inc.

Proxy Voting Procedures

The Board of Directors of First Financial Fund, Inc. (the “Fund”) hereby adopts the following policies and procedures with respect to voting proxies relating to portfolio securities held by the Fund (collectively, the “Voting Policies”).

1.                                       Policy.  It is the policy of the Board of Directors of the Fund (the “Board”) to delegate certain responsibilities for voting proxies relating to portfolio securities held by the Funds to an authorized officer of the Fund, subject to the Board’s continuing oversight.(1)  Proxy voting policies and procedures are required by Rule 206 (4)-6 of the Investment Advisers Act of 1940.

2.                                       Fiduciary Duty.  The right to vote a proxy with respect to portfolio securities held by the Funds is a significant asset of the Fund.  The Board and other authorized persons exercising this voting responsibility do so as a fiduciary, and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders, and with the goal of maximizing the value of the Fund and the shareholders’ investments.  Although typically an investment company’s adviser votes proxies, for reasons disclosed to and discussed by the Board (e.g., the possibility of aggregating securities of issuers regulated by the Office of Thrift Supervision with like securities of other clients of Wellington Management), the Board has instead delegated its proxy voting responsibility to a Proxy Committee (defined below) made up of Board members and has authorized officers of the Fund to vote proxies that are considered routine (e.g., approval of auditors and uncontested director elections).

3.                                       Procedures.  The following are the procedures adopted by the Board for the administration of this policy:

a.               Review of Proxy Voting Procedures.  Management, with advice and counsel from the Board, shall present to the Board its policies, procedures and other guideline for voting proxies at least annually (the “Voting Guidelines”), and must notify the Board promptly of any material changes.  In accordance with the foregoing, Management has developed the Voting Guidelines which are attached hereto as Exhibit A.

b.              Voting of Routine Proxies.  An authorized Officer of the Fund will vote all routine proxy items for the Fund in accordance with the Voting Guidelines.

c.               Voting of Non-Routine Proxies.  With respect to non-routine proxy issues (“Non-Routine Proxies”), Stephen C. Miller or his successor (i.e., President of the Fund and member of the Board) and at least one independent director (the “Proxy Committee”), after conducting such necessary due diligence as the Proxy Committee deems appropriate, will make a determination of how to vote, and direct an authorized Officer of the Fund to cause such vote to be cast.

d.              Seeking Advice from the Fund’s Adviser.  To the extent permitted by law, and to the extent assistance will not adversely affect the ability of Wellington Management (“Wellington”) to invest in financial services company securities for other clients, the Proxy Committee may seek, and Wellington has agreed to provide the Proxy Committee with, notice of any special issues that might not be covered by the Voting Guidelines and use its best efforts to keep the Board and Management informed when Non-Routine matters arise or are anticipated.  In addition, Wellington has agreed to assist in any discussions to review relevant issues related to the voting of a particular proxy, but shall not recommend how the Fund should vote.

e.               Voting Record Reporting.  To the extent any Non-Routine Proxies are voted, the Proxy Committee will present a summary of such actions for the Board at the next regular quarterly meeting.  No less than annually, Management shall report to the Board a record of each proxy voted with respect to

(1)  This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

portfolio securities of the Funds during the respective year.  With respect to those proxies the Proxy Committee has identified as involving a conflict of interest(2), the Proxy Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

4.                                       Revocation.  The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.  This disclosure shall be included in any registration statement filed on behalf of the Funds after July 1, 2003.

5.                                       Annual Filing.  The Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.  The Fund must file the complete proxy voting record on an annual basis on this form.  Form N-PX must contain complete proxy voting records for the 12 month period stated above, and must be signed on behalf of the Fund by the principal executive officers.  This form must provide the following information:

1.                                       Name of the issuer of the portfolio security

2.                                       Exchange ticker symbol

3.                                       CUSIP #

4.                                       Shareholder meeting date

5.                                       Brief indication of the matter voted on

6.                                       Whether matter was proposed by the issuer or by a security holder

7.                                       Whether the Fund cast its vote on the matter

8.                                       How the Fund cast its vote

9.                                       Whether the Fund cast its vote for or against management

6.                                       Disclosures.

a.               The Fund shall include in any future registration statement:

i.                  A description of the Voting Policies and the Voting Guidelines(3); and

ii.               A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(4)

b.              The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

i.                  A statement disclosing that the Voting Policies and Voting Guidelines are available without charge, upon request, by calling the Fund’s telephone number; or through a specified Internet address; and on the SEC website.(5)

ii.               A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s telephone number; or through a specified Internet address; or both; and on the SEC website.(6)

(2) As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or affiliated persons of the adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Fund.

(3) This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

(4) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

(5) This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.

(6) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

7.                                       Recordkeeping Requirements.  SEC Rule 204-2, as amended, requires the Fund to retain:

1.                                       Proxy voting policies and procedures

2.                                       Proxy statements received regarding client securities

3.                                       Records of votes cast on behalf of clients

4.                                       Records of written client requests

5.                                       Any documents prepared by Management material to making a decision how to vote, or that memorialized the basis for the decision.

8.                                       Review of Policy.  At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

EXHIBIT A – VOTING GUIDLINES

The Fund’s proxy voting principles are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented:

Category	Guideline	Voting
BOARD OF DIRECTOR ISSUES

The board of directors’ primary role is to protect the interests of all shareholders. Key functions of the board are to approve the direction of corporate strategy, ensure succession of management and evaluate performance of the corporation as well as senior management. The board is accountable to shareholders, and must operate independently from management.

Routine Elections	Generally we will vote with management’s recommendation	Generally FOR

Board Classification

Generally we are opposed to entrenchment mechanisms and will vote against proposals to classify a board. We prefer annual election of directors in order that shareholders have more power to replace directors deemed to not be acting in the shareholders’ interest.

Generally AGAINST

Independence of Directors

The majority of board members should be independent from the corporation, management or a majority shareholder. An independent member should not be a former employee of the company or a representative of a key supplier to or a key client of the company.

We will generally support boards that have a majority of board members classified as independent.

Director Indemnification	Mandatory indemnification of directors and officers is necessary to attract quality candidates.	Generally FOR

Director Attendance	Board membership requires a significant amount of time in order for responsibilities to be executed, and attendance at Board and Committee meetings is noted.	We look for attendance records to be in the 75% participation range.

Term Limits	We are more concerned with the performance of directors and not with the term limits	Generally AGAINST but will look at on a case-by-case basis.

Separation of Chair and CEO	In most cases it is advisable for there to be a separation between the CEO and the Chair to enhance separation of management interests and shareholders.

In most cases we would support a recommendation to separate the Chair from the CEO. Lead directors are considered acceptable, and in this situation an independent Corporate Governance committee must also be in place.

Committees of the Board	Audit, Compensation, Governance and Nominating committees are the most significant committees of the board.

We support the establishment of these committees, however independent director membership on these committees is the primary concern. Two-thirds independent membership is satisfactory, provided that the chair of each committee is independent.

Audit Process	The members of an audit committee should be independent directors, and the auditor must also be independent. The auditor should report directly to the Audit	We will generally support the choice of auditors recommended by the Audit

Category	Guideline	Voting
	committee and not to management.	Committee. In the event that the auditor supplies other services for a fee other than the audit, each situation will be reviewed on a case-by-case basis.

VOTING AND ENTRENCHMENT ISSUES

Shareholder Right to Call Special Meeting		Generally FOR

Shareholder Right to Act by Written Consent		Generally FOR

Cumulative Voting	Our experience has been that cumulative voting is generally proposed by large shareholders who may wish to exert undue influence on the board.	Generally AGAINST, although we may consider if the board has been unresponsive to shareholders.

Confidentiality of Shareholder Voting	Like any other electoral system, the voting at annual and special meetings should be confidential and free from any potential coercion and/or impropriety.	We will support any proposals to introduce or maintain confidential voting.

Size of Board of Directors	Generally boards should be comprised of a minimum of seven to a maximum of fifteen. However the complexity of the company has an impact on required board size.	The independence of the board is a greater concern than the number of members. However should a change in board size be proposed as potentially an anti-takeover measure we would vote against.

COMPENSATION ISSUES

Director Compensation

Directors should be compensated fairly for the time and expertise they devote on behalf of shareholders. We favor directors personally owning shares in the corporation, and that they receive a substantial portion of their remuneration in the form of shares.

We support recommendations where a portion of the remuneration is to be in the form of common stock. We do not support options for directors, and do not support retirement bonuses or benefits for directors.

MANAGEMENT COMPENSATION

Compensation plans for executives should be designed to attract and retain the right people with exceptional skills to manage the company successfully long-term. These plans should be competitive within the company’s respective industry without being excessive and should attempt to align the executive’s interests with the long-term interest of shareholders.

Executive compensation will be considered on a case-by-case basis.

Stock Options and Incentive Compensation Plans

Compensation plans should be designed to reward good performance of executives. They should also encourage management to own stock so as to align their financial interests with those of the shareholders. It is important that these plans are disclosed to the shareholders in detail for their approval.

We will not support plans with options priced below current market value or the lowering of the exercise price on any previously granted options. We will not support any plan amendment that is not

Category	Guideline	Voting

capped or that results in anything but negligible dilution. We believe that shareholders should have a say in all aspects of option plans and therefore will not support omnibus stock option plans or plans where the Board is given discretion to set the terms. Plans will be considered on a case-by-case basis.

Adopt/Amend Employee Stock Purchase Plans		Considered on a case-by-case basis.

Golden Parachutes

Although we believe that “golden parachutes” may be a good way to attract, retain and encourage objectivity of qualified executives by providing financial security in the case of a change in the structure or control of a company, golden parachutes can be excessive.

Generally opposed but will consider on a case-by-case basis.

Require Shareholder Approval of Golden Parachutes		Generally FOR

TAKEOVER PROTECTIONS

Some companies adopt shareholder rights plans that incorporate anti-takeover measures, which may include: poison pills, crown jewel defense, payment of greenmail, going private transactions, leveraged buyouts, lock-up arrangements, Fair price amendments, Re-incorporation. Rights plans should be designed to ensure that all shareholders are treated equally in the event there is a change in control of a company. These plans should also provide the Board with sufficient time to ensure that the appropriate course of action is chosen to ensure shareholder interests have been protected. However, many shareholder rights plans can be used to prevent bids that might in fact be in the shareholders best interests. Depending on their contents, these plans may also adversely influence current share prices and long-term shareholder value.

We will review each situation on a case-by-case basis. We will generally support proposals that protect the rights and share value of shareholders.

Dual Class Shares

It is not unusual for certain classes of shares to have more than one vote per share. This is referred to as a dual class share structure and can result in a minority of shareholders having the ability to make decisions that may not be in the best interests of the majority of shareholders.

Generally AGAINST.

Super-Majority Voting Provisions

Super-majority voting (e.g., 67% of votes cast or a majority of outstanding shares), although fairly common, can, from a practical point of view, be difficult to obtain, and essentially are a bar from effective challenges to entrenched management, regardless of performance or popularity. A very high requirement can be unwieldy and therefore not in the best interest of the majority of shareholders.

Generally AGAINST. We will generally oppose proposals for voting requirements that are greater than a majority of votes cast. That said, we will review supermajority proposals on a case-by-case basis.

Category	Guideline	Voting
Issuance of Authorized Shares		Generally FOR

Issuance of Unlimited or Additional Shares

Corporations may increase their authorized number of shares in order to implement a stock split, to support an acquisition or restructuring plan, to use in a stock option plan or to implement an anti-takeover plan. Shareholders should approve of the specific business need for the increase in the number of shares and should understand that the issuance of new shares can have a significant effect on the value of existing shares.

Generally AGAINST. We will generally oppose proposals to increase the number of authorized shares to “unlimited”, but will consider any proposals to increase the number of authorized shares on a case-by-case basis for a valid business purpose.

Shareholder Proposals

Shareholders should have the opportunity to raise their concerns or issues to company management, the board and other shareholders. As long as these proposals deal with appropriate issues and are not for the purposes of airing personal grievances or to obtain publicity, they should be included on the proxy ballot for consideration.

Shareholder proposals will be reviewed on a case-by-case basis.

OTHER MATTERS

Stock Repurchase Plans		Generally FOR

Stock Splits		Generally FOR

Require Shareholder Approval to issue Preferred Stock		Generally FOR

Corporate Loans to Employees

Corporate loans, or the guaranteeing of loans, to enable employees to purchase company stock or options should be avoided. These types of loans can be risky if the company stock declines or the employee is terminated.

Generally AGAINST.

Blank-cheque Preferred Shares

The authorization of blank-cheque preferred shares gives the board of directors’ complete discretion to fix voting, dividend, conversion and other rights and privileges. Once these shares have been authorized, the shareholders have no authority to determine how or when they will be allocated. There may be valid business reasons for the issuance of these shares but the potential for abuse outweighs the benefits.

Generally AGAINST.

Item 8.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not Applicable.

Item 9.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within  90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)                    Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                    Not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Financial Fund, Inc.

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	June 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	June 6, 2005

By (Signature and Title)	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer (Principal Financial Officer)

Date	June 2, 2005